Note 10 - Short Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Note 10 - Short Term Debt

Short-term debt consists of the following at March 31, 2013 and December 31, 2012, respectively:

	March 31,	December 31,
	2013	2012
4% unsecured debenture, due June 7, 2012. Currently in default.	$35,000	$35,000

Accrued interest on the above promissory note totaled $1,842 and $1,492 at March 31, 2013 and December 31, 2012, respectively.

The following presents components of interest expense by instrument type at March 31, 2013 and 2012, respectively:

	March 31,	March 31,
	2013	2012
Interest on convertible debentures	$7,437	$–
Amortization of discount on convertible debentures	151,714	–
Amortization of debt issuance costs	11,917	–
Interest on short term debt	350	350
Accounts payable related finance charges	302	218
	$171,720	$568

Short-term debt consists of the following at December 31, 2012 and 2011, respectively:

	December 31,	December 31,
	2012	2011
4% unsecured debenture, due June 7, 2012. Currently in default.	$35,000	$35,000

Accrued interest on the above promissory note totaled $1,492 and $92 at December 31, 2012 and December 31, 2011, respectively.

The following presents components of interest expense by instrument type at December 31, 2012 and 2011, respectively:

	December 31,	December 31,
	2012	2011
Interest on convertible debentures	$6,405	$–
Amortization of discount on convertible debentures	59,408	–
Amortization of debt issuance costs	7,465	–
Interest on short term debt	1,400	92
Accounts payable related finance charges	993	1,053
	$75,671	$1,145